(bullet)  BT INVESTMENT FUNDS  (bullet)

                             ---------------------
                              CASH MANAGEMENT FUND
                             NY TAX FREE MONEY FUND
                              TAX FREE MONEY FUND
                              TREASURY MONEY FUND
                             ---------------------

                                 ANNUAL REPORT
                             ----------------------
                             DECEMBER (bullet) 1997

BT Investment Funds

Table of Contents


            Letter to Shareholders                                       3

            BT Investment Funds
               Statements of Assets and Liabilities                      6
               Statements of Operations                                  6
               Statements of Changes in Net Assets                       7
               Financial Highlights                                      8
               Notes to Financial Statements                            10
               Report of Independent Accountants                        12

            BT Portfolios
               Schedules of Portfolio Investments                       13
               Statements of Assets and Liabilities                     26
               Statements of Operations                                 26
               Statements of Changes in Net Assets                      27
               Financial Highlights                                     28
               Notes to Financial Statements                            29
               Report of Independent Accountants                        31

BT Investment Funds

Letter to Shareholders


MARKET ACTIVITY
For virtually the entire year, the pace of economic growth remained above-trend and inflation was low. Unemployment continued to fall, putting pressure on labor costs, but productivity improvement was strong enough to more than offset the rising costs. Against this exceptional backdrop, the money markets were rather quiet, with yields remaining relatively stable and the money market yield curve reasonably flat.

The only real interruption to this stability was early in the year. A rapidly growing economy in the first quarter, supported by strong consumer spending and home building, prompted the Federal Reserve Board to increase the Fed Funds rate from 5.25% to 5.50% on March 25, 1997--the first increase in over two years. Following this, inflationary pressures did not increase, signs pointed to a slowing economy, and the Federal Reserve Board remained on hold throughout the rest of the year. A high level of consumer confidence, strong employment gains and rising incomes further helped support the low price volatility within the money markets. During the fourth quarter, developments in the Far East overshadowed the ongoing favorable performance of the U.S. economy. However, to date, there has been little evidence of any meaningful impact of the turmoil abroad on domestic activity.

--------------------------------------------------------------------------------

Cash Management Fund
The Fund's annualized 7-day effective and current net yields were 5.19% and 5.06%, respectively, as of December 31, 1997.* We held a somewhat defensive, shorter-than-benchmark average maturity position throughout the first quarter of 1997, in anticipation of the late March rate hike. Once the Federal Reserve Board raised rates and economic growth waned, we moved to a more neutral stance in the portfolio in the second quarter. We then maintained a neutral to shorter-than-benchmark maturity throughout most of the rest of the year, as the Federal Reserve Board was seemingly on hold, and we saw no benefit in extending maturity along a flat yield curve. We did extend slightly at the end of the year to take advantage of the higher year-end rates generated by the financial turmoil in Asia. This duration strategy, along with a focus on adding value through what we call "spread product," e.g. floating rate notes, proved to be effective in producing highly competitive Fund returns.

--------------------------------------------------------------------------------
                                   Objective
Seeks high current income consistent with liquidity and preservation of capital.


                             Investment Instruments
Bank obligations, commercial paper, U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.
--------------------------------------------------------------------------------

       ------------                           --------------------------------
          Ratings                                Status at December 31, 1997
        S&P: AAAm*                            Seven day effective yield: 5.19%
       Moody's: AAA                               Average maturity: 39 days
       ------------                              Net assets: $138.4 million
                                              --------------------------------
                    Diversification of Portfolio Investments
                     By Asset Type as of December 31, 1997
                    (percentages are based on market value)


                           [PIE CHART APPEARS BELOW]

                           Certificates of Deposit 1%
                     Eurodollar Certificates of Deposit 9%
                       Yankee Certificates of Deposit 16%
                              Commercial Paper 43%
             Interest Bearing Commercial Paper & U.S. Treasuries 1%
                            Floating Rate Notes 12%
                          Eurodollar Time Deposits 12%
                            Repurchase Agreements 6%

----------
* S&P evaluates a number of factors, including credit quality, market price exposure and management. Aaa ratings by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations. Ratings are subject to change and do not remove market risks.

BT Investment Funds

NY Tax Free Money Fund#
The Fund's annualized 7-day effective yield was 3.25% as of December 31, 1997, or a taxable equivalent of 6.14%.* The 7-day current net yield for the Fund was 3.20% as of December 31, 1997. In the first quarter, we began with a longer-than-benchmark average maturity of 53 days to lock in the higher-term rates available at the end of 1996 and to offset pressure on short-term rates from large, seasonal cash inflows that occur in January. We let the Fund's average maturity roll down over the rest of the first quarter for three primary reasons: the short-term pressures dissipated very quickly; there was ongoing concern about potential Federal Reserve Board action; and the short-term end of the yield curve was flat. Our strategy proved effective, since the Fed did act on March 25, causing a sell-off in the market.

--------------------------------------------------------------------------------
                                   Objective
Seeks high current income exempt from federal, New York State and New York City taxes consistent with liquidity and preservation of capital.

                             Investment Instruments
Wide range of securities primarily issued by New York State and its authorities, agencies, instrumentalities and political subdivisions providing income free of federal, New York State and New York City income taxes.
--------------------------------------------------------------------------------

On March 31, the Fund's average maturity stood at 43 days. Given that the Fed stayed on hold for the remainder of the year and the short-term end of the yield curve stayed rather flat, we kept the Fund at a short to neutral position, adjusting maturity primarily to take advantage of seasonal phenomenon. We also sought to add value when attractive yield opportunities arose. For example, we stayed short in April as tax time approached, a period when withdrawals from money market funds are par for the course. In May, we extended slightly, as 1-year paper had increased about 0.50% in yield since January, and we purchased some of the issues to add yield potential. We maintained this approximate maturity into the third quarter, as a large percentage of municipal issues usually become available in July. Interestingly, this year, New York's specialty state paper was hard to come by and, when found, was selling at a premium. August through October was a quiet time, and with no incentive to extend along a flat yield curve, we once again let the Fund's average maturity roll down a bit into the 38-39 day range. The Asian crisis that exploded in October led to a rally on U.S. Treasuries and longer-term municipal bonds; however, the short-term municipal bond market was virtually unaffected.

                        --------------------------------
                          Status at December 31, 1997
                        Seven day effective yield: 3.25%
                           Average maturity: 48 days
                           Net assets: $85.4 million
                        --------------------------------


                    Diversification of Portfolio Investments
                     by Asset Type as of December 31, 1997
                    (percentages are based on market value)


                           [PIE CHART APPEARS BELOW]

                                 G.O. Bonds 9%
                                 G.O. Notes 8%
                               Revenue Bonds 13%
                         Floating Rate Demand Notes 51%
                         Revenue Anticipation Notes 6%
                           Tax Anticipation Notes 3%
                              Commercial Paper 10%


We moved to a more neutral position in November and early December, reflecting our anticipated need for liquidity at the end of the year, as investors make asset allocation decisions. Then, we extended slightly at the end of the year, based on our expectation of major cash inflows in January, a month in which large amounts of monies traditionally enter the short-term tax-exempt market as a result of coupon payments and maturing issues. On December 31, 1997, the Fund's average maturity stood at 48 days.
--------------------------------------------------------------------------------

Tax Free Money Fund##
The Fund's annualized 7-day effective yield was 3.27% as of December 31, 1997, or a taxable equivalent of 5.41%.* The 7-day current net yield for the Fund was 3.22% as of December 31, 1997. As was the case during the first half of the year, credit spreads overall remained tight during the second six months, enabling the Fund to continue buying the highest quality, liquid issues while maintaining a highly competitive yield. As for maturity positioning, we carried out a very similar strategy as that of the NY Tax Free Money Fund throughout the first half. Beginning the period with an average maturity of 55 days, the Fund moved to a shorter 35 days by March 31, shortened to 32 days by the end of April, and then began extending in May as 1-year notes reached a high range of 3.90% to 3.95%. As in the NY Tax Free Money Fund, we purchased some of the issues to take advantage of the added yield potential.

--------------------------------------------------------------------------------
                                   Objective
Seeks high current income exempt from federal taxes consistent with liquidity and preservation of capital.

                             Investment Instruments
Wide range of securities issued by states and their political subdivisions, authorities, agencies and instrumentalities providing income free of federal income taxes.
--------------------------------------------------------------------------------

On June 30, the Fund had an average maturity of 60 days, as the annual note season in June and July offers investors attractively priced longer-term issues. Approximately 80-85% of municipalities begin their fiscal year in July, and they come to market with their short-term borrowing needs for the entire year at this one time. This dramatically increases supply, enabling us to lock in higher yields chosen from a larger number of issues. Also adding to supply--and



                    Diversification of Portfolio Investments
                     by Asset Type as of December 31, 1997
                    (percentages are based on market value)


                           [PIE CHART APPEARS BELOW]

                                 G.O. Notes 4%
                              Commercial Paper 12%
                                 G.O. Bonds 10%
                         Revenue Anticipation Notes 5%
                         Floating Rate Demand Notes 56%
                           Tax Anticipation Notes 3%
                       Tax Revenue Anticipation Notes 6%
                                Revenue Bonds 4%

BT Investment Funds
our selection choice--in June of this year was a heavier than usual selling of 1-year paper by corporations.
                        --------------------------------
                          Status at December 31, 1997
                        Seven day effective yield: 3.27%
                           Average maturity: 51 days
                           Net assets: $150.5 million
                        --------------------------------
From August through October, with the short-term end of the yield curve flat, we let the Fund's average maturity roll down. The Fund benefited from its investments in 1-year paper, which had been trading at 3.75% to 3.85% yield during the third quarter. When it became clear that the Fed would not raise interest rates, 1-year paper rallied below the 3.75% range. The Fund ended the year with a slightly longer than average maturity of 51 days. As with the NY Tax Free Money Fund, this position primarily reflects anticipated, typical January supply/demand pressures.
--------------------------------------------------------------------------------
Treasury Money Fund
The Fund's annualized 7-day effective and current net yields were 5.05% and 4.93%, respectively, as of December 31, 1997.* The Fund followed the same general strategy of adjusting the portfolio's average maturity as was carried out for the Cash Management Fund.

We remained somewhat defensive, with a shorter-than-benchmark average maturity position through much of the first quarter of 1997. Once the Federal Reserve Board raised rates in late March and economic growth began to wane in the second quarter, we moved to a neutral stance. We maintained a neutral to shorter-than-benchmark maturity throughout most of the rest of the year for two primary reasons. First, the Federal Reserve Board was seemingly on hold, and we saw no benefit in extending maturity along a flat yield curve. Second, repurchase agreement yields were higher than those of U.S. Treasuries during this period, and thus we increased the Portfolio's allocation to these shorter-term instruments. This strategy proved to be effective in producing highly competitive Fund returns.

--------------------------------------------------------------------------------
                                   Objective
Seeks high current income consistent with liquidity and preservation of capital.

                             Investment Instruments
Direct obligations of U.S. Treasury and repurchase agreements collateralized by U.S. Treasury Obligations.
--------------------------------------------------------------------------------


                ------------                 ---------------------------------
                   Ratings                      Status at December 31, 1997
                 S&P: AAAm**                 Seven day effective yield : 5.05%
                Moody's: AAA                     Average maturity: 39 days
                ------------                    Net assets: $268.3 million
                                             ---------------------------------

                    Diversification of Portfolio Investments
                     By Asset Type as of December 31, 1997
                    (percentages are based on market value)


                           [PIE CHART APPEARS BELOW]

                            U.S. Treasury Notes 18%
                             U.S. Treasury Bills 2%
                           Repurchase Agreements 80%

--------------------------------------------------------------------------------
MANAGERS' OUTLOOK
As we enter 1998, the underlying fundamentals impacting the consumer--a tight labor market, low inflation, low interest rates and strong economic growth--are similar to those of most of 1997. Current data also supports the notion that the Federal Reserve Board is on hold. However, the Asian crisis still looms, as the delayed effect of the retrenchment in the region may still filter into the U.S. Given this scenario, we expect a continued flight to quality, which will allow short-term U.S. Treasuries to remain expensive to the repurchase agreement market for some time. We also expect the money market yield curve to remain flat.

In the taxable funds, we intend to maintain a short-to-neutral average maturity for the near term. In the municipal funds, we expect to stay slightly long even after seasonal supply/demand factors dissipate, as we are somewhat bullish on short-term municipal rates. We believe that this sector has not yet participated in the rally that began for much of the rest of the fixed-income market in the second quarter of 1997. In addition, state and local economies are generally strong right now, which has led to increased revenues. While this means municipalities are issuing less, it also means that what is issued is often not accompanied by credit enhancements as in years past. Given this scenario, we feel comfortable locking in what we believe are currently comparatively higher yields.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

                              /s/ Darlene M. Rasel
                             ----------------------
                                Darlene M. Rasel
                    Portfolio Manager of the Cash Management
                   Portfolio and the Treasury Money Portfolio
                               December 31, 1997

                               /s/ Susan Bradford
                              --------------------
                                 Susan Bradford
                    Portfolio Manager of the Tax Free Money
                 Portfolio and the NY Tax Free Money Portfolio
                               December 31, 1997

----------
* Past performance is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.
** S&P evaluates a number of factors, including credit quality, market price exposure and management. Aaa ratings by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations. Ratings are subject to change and do not remove market risks.
#  Income may be subject to the federal alternative minimum tax.
## Income may be subject to the federal alternative minimum tax and state and local taxes.

BT Investment Funds

Statements of Assets and Liabilities December 31, 1997

                                                                    Cash            NY Tax          Tax Free        Treasury
                                                                 Management       Free Money          Money           Money
                                                                ------------     ------------     ------------     ------------

Assets
   Investment in Portfolio, at Value*                           $138,851,791     $ 85,610,872     $150,878,639     $268,714,824
   Prepaid Expenses                                                    1,719              358            1,843            1,850
                                                                ------------     ------------     ------------     ------------
Total Assets                                                     138,853,510       85,611,230      150,880,482      268,716,674
                                                                ------------     ------------     ------------     ------------
Liabilities
   Due to Bankers Trust                                               67,994           41,836           73,839          140,972
   Payable for Shares of Beneficial InterestRedeemed                      --           14,743               --               --
   Dividends Payable                                                 351,109          175,029          309,475          285,464
   Accrued Expenses                                                   11,013           15,239           14,584           16,628
                                                                ------------     ------------     ------------     ------------
Total Liabilities                                                    430,116          246,847          397,898          443,064
                                                                ------------     ------------     ------------     ------------
Net Assets                                                      $138,423,394     $ 85,364,383     $150,482,584     $268,273,610
                                                                ============     ============     ============     ============
Shares Outstanding ($0.001 Par Value Per Share,
  Unlimited Number of Shares of Beneficial Interest Authorized)  138,505,560       85,397,419      150,537,600      268,192,162
                                                                ============     ============     ============     ============
Net Asset Value, Offering and Redemption Price Per Share
  (net assets divided by shares outstanding)                    $       1.00     $       1.00     $       1.00     $       1.00
                                                                ============     ============     ============     ============
Composition of Net Assets
   Paid-in Capital                                              $138,505,560     $ 85,397,419     $150,537,600     $268,192,162
   Accumulated Net Realized Gain (Loss) from
     Investment Transactions                                         (82,166)         (33,036)         (55,016)          81,448
                                                                ------------     ------------     ------------     ------------
Net Assets, December 31, 1997                                   $138,423,394     $ 85,364,383     $150,482,584     $268,273,610
                                                                ============     ============     ============     ============

--------------------------------------------------------------------------------

Statements of Operations For the year ended December 31, 1997

                                                    Cash             NY Tax          Tax Free        Treasury
                                                 Management        Free Money        Money            Money
                                                ------------     ------------     -----------      -----------
Investment Income
   Income, net+                                 $  7,103,274     $  3,170,275     $ 4,722,617      $21,201,152
                                                ------------     ------------     -----------      -----------
Expenses
   Administration and Services Fees                  717,130          516,579         752,445        2,204,379
   Printing and Shareholder Reports                   10,000           10,000          10,000            9,000
   Registration Fees                                   9,111            1,938           9,902           10,667
   Professional Fees                                   9,450            9,688           8,750            9,310
   Trustees Fees                                       2,780            2,753           2,860            2,712
   Miscellaneous                                       6,797            5,253           5,847           19,876
                                                ------------     ------------     -----------      -----------
   Total Expenses                                    755,268          546,211         789,804        2,255,944
   Less:  Expenses Absorbed by Bankers Trust        (12,060)         (29,632)         (37,359)         (51,565)
                                                ------------     ------------     -----------      -----------
      Net Expenses                                   743,208          516,579         752,445        2,204,379
                                                ------------     ------------     -----------      -----------
Net Investment Income                              6,360,066        2,653,696       3,970,172       18,996,773
                                                ------------     ------------     -----------      -----------
Realized Loss from Investment Transactions           (1,301)          (1,774)          (5,713)            (169)
                                                ------------     ------------     -----------      -----------
Net Increase in Net Assets from Operations      $  6,358,765     $  2,651,922     $ 3,964,459      $18,996,604
                                                ============     ============     ===========      ===========

----------
* Allocated from Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio, respectively.
+ Net income allocated from Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio, respectively.


                  See Notes to Financial Statements on Page 10

BT Investment Funds

Statements of Changes in Net Assets

                                                              Cash Management                      NY Tax Free Money
                                                    ------------------------------------  ------------------------------------
                                                         For the            For the            For the            For the
                                                        year ended        year ended         year ended         year ended
                                                    December 31, 1997  December 31, 1996  December 31, 1997  December 31, 1996
                                                    -----------------  -----------------  -----------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                             $    6,360,066     $    6,538,626      $   2,653,696      $   2,274,310
   Net Realized Gain (Loss) from Investment
     Transactions                                            (1,301)             4,405             (1,774)            (2,716)
                                                     --------------     --------------      -------------      -------------
Net Increase in Net Assets from Operations                6,358,765          6,543,031          2,651,922          2,271,594
                                                     --------------     --------------      -------------      -------------
Distributions to Shareholders
   Net Investment Income                                 (6,360,066)        (6,538,626)        (2,653,696)        (2,274,310)
                                                     --------------     --------------      -------------      -------------
Capital Transactions in Shares of Beneficial
  Interest (at Net Asset Value of $1.00 per share)
   Net Proceeds from Shares Sold                      2,040,115,705      1,809,262,492        438,649,915        466,071,414
   Dividends Reinvested                                   2,806,055          3,499,845            754,129            719,990
   Value of Shares Redeemed                          (2,023,465,730)    (1,829,906,270)      (429,895,656)      (461,695,529)
                                                     --------------     --------------      -------------      -------------
Net Increase (Decrease) from Capital
  Transactions in Shares of Beneficial Interest          19,456,030        (17,143,933)         9,508,388          5,095,875
                                                     --------------     --------------      -------------      -------------
Contributions of Capital
   Proceeds Contributed                                          --            110,287                 --                 --
                                                     --------------     --------------      -------------      -------------
Total Increase (Decrease) in Net Assets                  19,454,729        (17,029,241)         9,506,614          5,093,159
Net Assets
Beginning of Year                                       118,968,665        135,997,906         75,857,769         70,764,610
                                                     --------------     --------------      -------------      -------------
End of Year                                          $  138,423,394     $  118,968,665      $  85,364,383      $  75,857,769
                                                     ==============     ==============      =============      =============

                                                              Tax Free Money                        Treasury Money
                                                     ------------------------------------  ------------------------------------
                                                        For the            For the            For the            For the
                                                       year ended        year ended         year ended         year ended
                                                    December 31, 1997  December 31, 1996  December 31, 1997  December 31, 1996
                                                    -----------------  -----------------  -----------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                             $    3,970,172     $    3,488,455      $  18,996,773      $  26,397,092
   Net Realized Gain (Loss) from Investment
     Transactions                                            (5,713)            (8,495)              (169)            71,092
                                                     --------------     --------------      -------------      -------------
Net Increase in Net Assets from Operations                3,964,459          3,479,960         18,996,604         26,468,184
                                                     --------------     --------------      -------------      -------------
Distributions to Shareholders
   Net Investment Income                                 (3,970,172)        (3,488,455)       (18,996,773)       (26,397,092)
                                                     --------------     --------------      -------------      -------------
Capital Transactions in Shares of Beneficial
  Interest (at Net Asset Value of $1.00 per share)
   Net Proceeds from Shares Sold                        957,584,448        859,320,089      7,207,567,766      7,825,627,385
   Dividends Reinvested                                   1,156,319            999,664         14,463,357         22,057,782
   Value of Shares Redeemed                           (926,224,651)       (861,731,897)    (7,508,473,235)    (7,908,124,366)
                                                     --------------     --------------      -------------      -------------
Net Increase (Decrease) from Capital
  Transactions in Shares of Beneficial Interest         32,516,116          (1,412,144)      (286,442,112)       (60,439,199)
                                                     --------------     --------------      -------------      -------------
Total Increase (Decrease) in Net Assets                 32,510,403          (1,420,639)      (286,442,281)       (60,368,107)
Net Assets
Beginning of Year                                      117,972,181         119,392,820        554,715,891        615,083,998
                                                     --------------     --------------      -------------      -------------
End of Year                                          $ 150,482,584      $  117,972,181      $ 268,273,610      $ 554,715,891
                                                     ==============     ==============      =============      =============



          See Notes to Financial Statements on Page 10

BT Investment Funds

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years presented for each of the Funds.

                                                                          Cash Management
                                                  ------------------------------------------------------------
                                                                 For the years ended December 31,
                                                  ------------------------------------------------------------
                                                     1997         1996         1995         1994         1993
                                                  --------     --------      -------      -------      -------
Per Share Operating Performance:
Net Asset Value, Beginning of Year                $   1.00     $   1.00      $  1.00      $  1.00      $  1.00
                                                  --------     --------      -------      -------      -------
Income from Investment Operations
   Net Investment Income                              0.05         0.05         0.05         0.04         0.03
   Net Realized Gain (Loss) from Investment
     Transactions                                    (0.00)+       0.00+        0.00+       (0.01)        0.00+
                                                  --------     --------      -------      -------      -------
Total from Investment Operations                      0.05         0.05         0.05         0.03         0.03
                                                  --------     --------      -------      -------      -------
Contributions of Capital                               --          0.00+         --          0.01           --
                                                  --------     --------      -------      -------      -------
Distributions to Shareholders
   Net Investment Income                             (0.05)       (0.05)       (0.05)       (0.04)       (0.03)
   Net Realized Gain from Investment
     Transactions                                       --           --           --         --          (0.00)+
                                                  --------     --------      -------      -------      -------
Total Distributions                                  (0.05)       (0.05)       (0.05)       (0.04)       (0.03)
                                                  --------     --------      -------      -------      -------
Net Asset Value, End of Year                      $   1.00     $   1.00      $  1.00      $  1.00      $  1.00
                                                  ========     ========      =======      =======      =======
Total Investment Return                               4.98%        4.82%++      5.35%        3.67%++      2.54%
Supplemental Data and Ratios:
   Net Assets, End of Year (000s omitted)         $ 138,423    $ 118,969     $135,998     $159,172     $ 76,578
   Ratios to Average Net Assets:
      Net Investment Income                           4.88%        4.72%        5.22%        3.70%        2.51%
      Expenses, Including Expenses of the
        Cash Management Portfolio                     0.75%        0.75%        0.74%        0.73%        0.75%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust    0.03%        0.03%        0.02%        0.08%        0.05%

                                                                             NY Tax Free Money
                                                      --------------------------------------------------------------
                                                                     For the years ended December 31,
                                                      --------------------------------------------------------------
                                                         1997         1996         1995         1994         1993
                                                      ----------   -----------   ----------   ----------   ---------
Per Share Operating Performance:
Net Asset Value, Beginning of Year                    $   1.00     $   1.00      $  1.00      $  1.00      $  1.00
                                                      ----------   ----------    ---------    ---------    ---------
Income from Investment Operations
   Net Investment Income                                  0.03         0.03         0.03         0.02         0.02
   Net Realized Loss from Investment Transactions        (0.00)+      (0.00)+      (0.00)+      (0.00)+      (0.00)+
                                                      ----------   ----------    ---------    ---------    ---------
Total from Investment Operations                          0.03         0.03         0.03         0.02         0.02
                                                      ----------   ----------    ---------    ---------    ---------
Distributions to Shareholders
   Net Investment Income                                 (0.03)       (0.03)       (0.03)       (0.02)       (0.02)
                                                      ----------   ----------    ---------    ---------    ---------
Net Asset Value, End of Year                          $   1.00     $   1.00      $  1.00      $  1.00      $  1.00
                                                      ==========   ==========    =========    =========    =========
Total Investment Return                                   2.86%        2.68%        3.12%        2.11%        1.68%
Supplemental Data and Ratios:
   Net Assets, End of Year (000s omitted)             $ 85,364     $ 75,858      $ 70,765     $ 79,101     $103,938
   Ratios to Average Net Assets:
      Net Investment Income                               2.83%        2.64%        3.07%        2.05%        1.66%
      Expenses, Including Expenses of the
        NY Tax Free Money Portfolio                       0.75%        0.75%        0.75%        0.75%        0.75%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust        0.06%        0.09%        0.07%        0.08%        0.06%

----------
 + Less than $0.01 per share.
++ Increased by approximately 0.08% and 0.96% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.


                  See Notes to Financial Statements on Page 10

BT Investment Funds

                                                                                 Tax Free Money
                                                         -------------------------------------------------------------
                                                                        For the years ended December 31,
                                                         -------------------------------------------------------------
                                                            1997         1996         1995         1994         1993
                                                         ----------   -----------   ---------   -----------   --------

Per Share Operating Performance:
Net Asset Value, Beginning of Year                       $   1.00     $   1.00      $  1.00      $  1.00      $  1.00
                                                         ----------   -----------   ---------   -----------   --------
Income from Investment Operations
   Net Investment Income                                     0.03         0.03         0.03         0.02         0.02
   Net Realized Gain (Loss) from Investment Transactions    (0.00)+      (0.00)+      (0.00)+       0.00+        0.00+
                                                         ----------   -----------   ---------   -----------   --------
Total from Investment Operations                             0.03         0.03         0.03         0.02         0.02
                                                         ----------   -----------   ---------   -----------   --------
Distributions to Shareholders
   Net Investment Income                                    (0.03)       (0.03)       (0.03)       (0.02)       (0.02)
   Net Realized Gain from Investment Transactions              --           --           --        (0.00)+         --
                                                         ----------   -----------   ---------   -----------   --------
Total Distributions                                         (0.03)       (0.03)       (0.03)       (0.02)       (0.02)
                                                         ----------   -----------   ---------   -----------   --------
Net Asset Value, End of Year                             $   1.00     $   1.00      $  1.00      $  1.00      $  1.00
                                                         ==========   ===========   =========   ===========   ========
Total Investment Return                                      2.94%        2.84%        3.34%        2.27%        1.97%
Supplemental Data and Ratios:
   Net Assets, End of Year (000s omitted)                $ 150,483    $ 117,972     $119,393     $110,043     $111,285
   Ratios to Average Net Assets:
      Net Investment Income                                  2.90%        2.80%        3.28%        2.21%        1.95%
      Expenses, Including Expenses of the
        Tax Free Money Portfolio                             0.75%        0.75%        0.75%        0.75%        0.75%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust           0.05%        0.07%        0.07%        0.08%        0.05%

                                                                                 Treasury Money
                                                         -------------------------------------------------------------
                                                                        For the years ended December 31,
                                                         -------------------------------------------------------------
                                                            1997         1996         1995         1994         1993
                                                         ----------   -----------   ---------   -----------   --------
Per Share Operating Performance:
Net Asset Value, Beginning of Year                       $   1.00     $   1.00      $  1.00      $  1.00      $  1.00
                                                         ----------   -----------   ---------   -----------   --------
Income from Investment Operations
   Net Investment Income                                     0.05         0.05         0.05         0.03         0.02
   Net Realized Gain (Loss) from Investment Transactions    (0.00)+       0.00+        0.00+       (0.00)+       0.00+
                                                         ----------   -----------   ---------   -----------   --------
Total from Investment Operations                             0.05         0.05         0.05         0.03         0.02
                                                         ----------   -----------   ---------   -----------   --------
Distributions to Shareholders
   Net Investment Income                                    (0.05)       (0.05)       (0.05)       (0.03)       (0.02)
   Net Realized Gain from Investment Transactions              --           --        (0.00)+         --        (0.00)+
                                                         ----------   -----------   ---------   -----------   --------
Total Distributions                                         (0.05)       (0.05)       (0.05)       (0.03)       (0.02)
                                                         ----------   -----------   ---------   -----------   --------
Net Asset Value, End of Year                             $   1.00     $   1.00      $  1.00      $  1.00      $  1.00
                                                         ==========   ===========   =========   ===========   ========
Total Investment Return                                      4.86%        4.71%        5.19%        3.40%        2.43%
Supplemental Data and Ratios:
   Net Assets, End of Year (000s omitted)                $ 268,274    $ 554,716     $615,084     $ 696,915    $ 643,145
   Ratios to Average Net Assets:
      Net Investment Income                                  4.74%        4.61%        5.06%        3.36%        2.39%
      Expenses, Including Expenses of the
        Treasury Money Portfolio                             0.75%        0.75%        0.75%        0.75%        0.75%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust           0.02%        0.01%        0.02%        0.02%        0.01%

----------
+  Less than $0.01 per share.


                  See Notes to Financial Statements on Page 10

BT Investment Funds

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies
A.  Organization
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Cash Management Fund, NY Tax Free Money Fund, Tax Free Money Fund and Treasury Money Fund (each a "Fund", and collectively, the "Funds") are offered to investors by the Trust. The following Funds commenced operations, began offering shares of beneficial interest and invested directly in securities on the following dates:

                           Commencement
                          of Operations &    Direct Investment
                         Beneficial Shares    in Securities
Fund                         Offering            through
-----------------        -----------------   -------------------
Cash Management          October 5, 1988        July 22, 1990
NY Tax Free Money     September 27, 1988    February 18, 1991
Tax Free Money             June 10, 1987    February 18, 1991
Treasury Money          November 1, 1988        July 22, 1990

Subsequent to the direct investment in securities date, the Funds began investing substantially all of their investable assets in the following respective Portfolios: Cash Management Fund in the Cash Management Portfolio, NY Tax Free Money Fund in the NY Tax Free Money Portfolio, Tax Free Money Fund in the Tax Free Money Portfolio and Treasury Money Fund in the Treasury Money Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolios. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At December 31, 1997, Cash Management Fund's investment was approximately 3% of the Portfolio, Treasury Money Fund's investment was approximately 13% of the Portfolio, and NY Tax Free Money Fund's and Tax Free Money Fund's investments were approximately 100% of their respective Portfolio.

The financial statements of each of the Portfolios, including the Schedules of Portfolio Investments, are contained elsewhere in this report.

B.  Investment Income
Each of the Funds earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  Dividends
It is each Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund will be made annually.

D.  Federal Income Taxes
It is each Fund's policy to comply with the requirerments of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

E.  Other
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to each Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
Each Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of each Fund's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the Funds for the year ended December 31,1997:

Fund                       Annual Rate  Aggregated Fees
-------------------        -----------  ---------------
Cash Management            0.55 of 1%    $   717,130
NY Tax Free Money          0.55 of 1%        516,579
Tax Free Money             0.55 of 1%        752,445
Treasury Money             0.55 of 1%      2,204,379

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement at an annual rate not exceeding 0.20 of 1% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the year ended December 31, 1997, there were no reimbursable expenses incurred under this agreement. The Funds do not intend to charge 12b-1 fees in the future.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Fund, to the extent necessary, to limit all expenses as a percentage of each Fund's average daily net assets as follows:

                                                          Waiver and
                                                         Reimbursement
Fund                   Annual Rate*      Annual Rate+       Amount
-----------------      ------------      ------------    -------------
Cash Management         0.57 of 1%        0.75 of 1%        $12,060
NY Tax Free Money       0.55 of 1%        0.75 of 1%         29,632
Tax Free Money          0.55 of 1%        0.75 of 1%         37,359
Treasury Money          0.55 of 1%        0.75 of 1%         51,565

----------
* Excluding Expenses of the Portfolio.
+ Including Expenses of the Portfolio.

BT Investment Funds

Certain officers of the Funds are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Funds.

Note 3--Capital Loss Carryforward
At December 31, 1997, accumulated net realized capital loss carryforward available as a reduction against future net realized capital gains aggregated as follows:

                                                  Capital Loss Carryforward
                     Net Realized                      Expiration Year
                     Capital Loss   ------------------------------------------------------
Fund                 Carryforward    2000      2001     2002      2003     2004      2005
----------------     ------------    ----      ----     ----      ----     ----      ----
Cash Management        $82,185                         $80,884                      $1,301
NY Tax Free Money      $19,390      $10,340   $739     $ 2,075   $ 1,746   $2,716   $1,774
Tax Free Money         $52,147                         $12,896   $25,044   $8,495   $5,712

In 1994, the Cash Management Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Fund's Financial Highlights for the year ended December 31, 1994 reflects its pro rata share of the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $1,299,990. In 1996, Bankers Trust contributed capital in the amount of $110,287 to reimburse the Cash Management Fund for capital losses incurred in prior years.

BT Investment Funds

Report of Independent Accountants

To the Trustees and Shareholders of BT Investment Funds:

We have audited the accompanying statements of assets and liabilities of the Cash Management, NY Tax Free Money, Tax Free Money, and Treasury Money Funds (four of the Funds comprising BT Investment Funds) as of December 31, 1997, and the related statements of operations for the year then ended the statements of changes in net assets for each of the two years in the period then end, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management, NY Tax Free Money, Tax Free Money, and Treasury Money Funds as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                      Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 18, 1998

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997


Principal
 Amount               Description                                Value
---------             -----------                                -----
              CERTIFICATE OF DEPOSIT - 0.62%
$25,000,000   J.P. Morgan, 5.80%, 6/22/98
  (Amortized Cost $25,000,000)                                $   25,000,000
                                                              --------------

              COMMERCIAL PAPER - 42.92%*
              Abbey National:
 25,000,000    5.495%, 3/31/98                                    24,660,378
  9,000,000    5.55%, 4/27/98                                      8,839,050

 25,500,000   Alcatel Alsthom,
               6.10%, 1/06/98                                     25,478,396

              Asset Securitization Cooperative Corp.:
 31,000,000    5.62%, 1/15/98                                     30,932,246
 33,000,000    5.61%, 1/29/98                                     32,856,010
 10,000,000    5.88%, 1/29/98                                      9,954,267
 25,000,000    5.74%, 2/13/98                                     24,828,597
 30,000,000    5.705%, 2/25/98                                    29,738,521
 20,000,000    5.69%, 2/26/98                                     19,822,978

 20,000,000   Australia Wheat Board,
               5.72%, 3/04/98                                     19,802,978

 15,000,000   BBL North America,
               5.75%, 3/10/98                                     14,837,083

              BTR Dunlop:
 10,000,000    5.69%, 2/17/98                                      9,925,714
 10,000,000    5.68%, 2/26/98                                      9,911,644

 45,000,000   Bank of Austria,
               5.72%, 3/17/98                                     44,463,750

              Bank of Nova Scotia:
 10,000,000    5.667%, 2/17/98                                     9,926,014
 25,000,000    5.727%, 3/02/98                                    24,761,375

 30,000,000   Bayer Corp.,
               5.78%, 2/18/98                                     29,768,800

 27,000,000   Bell Network,
               5.88%, 1/29/98                                     26,876,520

 23,000,000   CAFCO,
               5.75%, 2/13/98                                     22,842,035

 14,000,000   Caterpillar Financial,
               5.52%, 1/21/98                                     13,957,067


Principal
 Amount               Description                                Value
---------             -----------                                -----
              Commonwealth Bank of Australia:
$12,000,000    5.54%, 4/30/98                                  $  11,780,247
 10,000,000    5.56%, 4/30/98                                      9,816,211

 10,000,000   Credit Suisse,
               5.72%, 3/12/98                                      9,888,778

             Daimler Benz:
 28,000,000    5.73%, 2/27/98                                     27,745,970
 15,000,000    5.72%, 3/24/98                                     14,804,567

             Delaware Funding Corp.:
 15,770,000    5.52%, 1/12/98                                     15,743,401
 12,600,000    5.95%, 1/15/98                                     12,570,845
 25,000,000    5.95%, 1/16/98                                     24,938,021
 10,000,000    5.72%, 1/28/98                                      9,957,100
 16,219,000    5.85%, 1/30/98                                     16,142,568
 22,511,000    5.85%, 2/12/98                                     22,357,362

 60,000,000   Ford Motor Credit,
               5.60%, 1/16/98                                     59,860,000

              General Electric Capital Corp.:
 25,000,000    5.57%, 1/23/98                                     24,914,903
  5,000,000    5.54%, 1/30/98                                      4,977,686
 25,000,000    5.61%, 2/06/98                                     24,859,750
 20,000,000    5.70%, 2/18/98                                     19,848,000
 10,000,000    5.73%, 2/27/98                                      9,909,275
 25,000,000    5.71%, 4/17/98                                     24,579,681
 10,000,000    5.57%, 5/05/98                                      9,808,144

             Goldman Sachs:
 10,000,000    5.60%, 1/20/98                                      9,970,444
 59,500,000    5.85%, 1/30/98                                     59,219,606
 21,000,000    5.72%, 3/16/98                                     20,753,087

  4,000,000   Hitachi America,
               5.57%, 4/10/98                                      3,938,730

 20,000,000   Kingdom of Sweden,
               5.52%, 3/16/98                                     19,773,067

 25,000,000   Kreditbank,
               5.53%, 1/22/98                                     24,919,354

 10,000,000   MCI Communications,
               5.55%, 1/15/98                                      9,978,417

 13,000,000   Manitoba Hydro Electric,
               5.68%, 4/16/98                                     12,784,633


                  See Notes to Financial Statements on Page 29

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997


Principal
 Amount               Description                                Value
---------             -----------                                -----
              Merrill Lynch & Co.:
$25,000,000    5.52%, 1/15/98                                 $   24,946,333
 28,000,000    5.57%, 1/16/98                                     27,935,017
 15,000,000    5.62%, 1/21/98                                     14,953,167
 20,000,000    5.61%, 1/30/98                                     19,909,617
 15,000,000    5.60%, 2/11/98                                     14,904,333
  8,000,000    5.71%, 2/25/98                                      7,930,211
 30,000,000    5.75%, 3/13/98                                     29,659,792
 10,000,000    5.57%, 5/05/98                                      9,808,144

              Morgan Guaranty,
 40,000,000    5.69%, 4/15/98                                     39,342,489

              Morgan Stanley Group Inc.:
 10,000,000    5.90%, 1/28/98                                      9,955,750
 28,000,000    5.75%, 2/18/98                                     27,785,333
 35,000,000    5.70%, 2/23/98                                     34,706,292

 60,000,000   Motorola,
               5.65%, 2/04/98                                     59,679,833

  4,500,000   National Australia Funding,
               5.55%, 1/09/98                                      4,494,450

              National Rural Utility Cooperative
               Financial Corp.:
 10,000,000    5.53%, 2/06/98                                      9,944,700
 10,000,000    5.692%, 4/21/98                                     9,826,078

 18,000,000   Norwest,
               5.72%, 2/27/98                                     17,836,980

 15,000,000   Pacific Dunlop Holdings,
               6.15%, 1/07/98                                     14,984,625

 28,000,000   Panasonic Finance,
               6.07%, 1/21/98                                     27,905,578

 25,000,000   Province of Quebec,
               5.57%, 3/05/98                                     24,756,312

              Rabobank:
 10,000,000    5.56%, 1/29/98                                      9,956,756
 25,000,000    5.54%, 4/30/98                                     24,542,181

              Receivables Capital Corp.:
  5,000,000    5.92%, 1/05/98                                      4,996,711
 22,000,000    5.93%, 1/30/98                                     21,894,907
 17,000,000    5.96%, 1/30/98                                     16,918,381
 10,000,000    5.79%, 2/10/98                                      9,935,667
 10,000,000    5.74%, 2/18/98                                      9,923,467
 27,401,000    5.76%, 2/20/98                                     27,181,792
 40,000,000    5.77%, 2/20/98                                     39,679,444
 14,000,000    5.813%, 2/25/98                                    13,875,666


Principal
 Amount               Description                                Value
---------             -----------                                -----
$50,000,000   SBC Communications, Inc.,
               6.70%, 1/02/98                                 $   49,990,694

 11,500,000   Schering Plough,
               5.70%, 4/21/98                                     11,299,708

 60,000,000   Smith Barney Shearson,
               5.62%, 2/17/98                                     59,559,767

              Sony Capital Corp.:
 10,000,000    5.88%, 1/30/98                                      9,952,633
 18,000,000    5.90%, 2/12/98                                     17,876,100
 15,000,000    5.93%, 2/23/98                                     14,869,046

 10,000,000   Westpac Capital Corp.,
               5.73%, 3/09/98                                      9,893,358
                                                              --------------

Total Commercial Paper
  (Amortized Cost $1,733,634,584)                              1,733,634,584
                                                              --------------

              COMMERCIAL PAPER
              (INTEREST BEARING) - 1.24%
 50,000,000    General Electric Capital Corp.,
               6.002%, 1/02/98
  (Amortized Cost $50,000,000)                                    50,000,000
                                                              --------------

              EURODOLLAR CERTIFICATES OF
              DEPOSIT - 8.98%
              Abbey National Bank:
 20,000,000    5.76%, 2/17/98                                     19,999,671
 33,000,000    5.77%, 2/27/98                                     32,996,828

 20,000,000   Australia and New Zealand Bank,
               5.75%, 2/17/98                                     20,000,392

              Banco Bilbao Vizcaya:
 20,000,000    5.80%, 1/14/98                                     20,000,188
  4,000,000    5.65%, 1/20/98                                      4,000,021
 15,000,000    5.81%, 3/16/98                                     15,000,304

 23,000,000   Banco Santander,
               5.79%, 1/20/98                                     23,000,240

 21,000,000   Bank of Tokyo-Mitsubishi,
               5.80%, 1/26/98                                     21,000,037

 35,000,000   Banque National de Paris,
               5.82%, 3/05/98                                     35,000,604

              Barclays Bank:
 20,000,000    5.60%, 1/07/98                                     19,999,848
 50,000,000    5.66%, 2/12/98                                     50,000,000


                 See Notes to Financial Statements on Page 29

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997


Principal
 Amount               Description                                Value
---------             -----------                                -----
$10,000,000   Bayerische Landesbank,
               5.66%, 1/29/98                                 $    9,998,251

 11,000,000  Bayerische Vereinbank,
               5.67%, 2/23/98                                     10,999,986

 15,000,000   Credit Anstaldt,
               5.66%, 1/07/98                                     15,000,109

              International Nederlander Funding:
  9,000,000    5.64%, 1/14/98                                      8,999,968
 11,000,000    5.65%, 1/16/98                                     11,000,022

 15,000,000   J.P. Morgan,
               5.80%, 6/17/98                                     15,005,466

  8,000,000   Rabobank,
               5.675%, 2/12/98                                     7,999,125

              Svenska Handelbanken:
 10,000,000    5.62%, 1/09/98                                      9,999,924
 13,000,000    5.82%, 3/17/98                                     12,999,874
                                                              --------------

Total Eurodollar Certificates of Deposit
  (Amortized Cost $363,000,858)                                  363,000,858
                                                              --------------

              EURODOLLAR TIME DEPOSIT - 12.58%
 70,000,000   Banco Santander,
               5.70%, 1/29/98                                     70,000,000

 25,000,000   Bank of America,
               5.67%, 1/29/98                                     25,000,000

100,000,000  Bank of Nova Scotia,
               7.00%, 1/02/98                                    100,000,000

              Bank of Tokyo-Mitsubishi:
 20,000,000    5.75%, 1/05/98                                     20,000,000
 10,000,000    5.75%, 1/16/98                                     10,000,000

 35,000,000   Canadian Imperial Bank,
               6.75%, 1/02/98                                     35,000,000

 25,000,000   Den Danske,
               5.73%, 1/27/98                                     25,000,000

              International Nederlanden:
 40,000,000    5.70%, 1/02/98                                     40,000,000
 20,000,000    5.68%, 1/14/98                                     20,000,000
 25,000,000    5.75%, 1/26/98                                     25,000,000

 30,000,000   National Australia,
               5.84%, 3/04/98                                     30,000,000


Principal
 Amount               Description                                Value
---------             -----------                                -----
$25,000,000   Nordeutsche Landesbank,
               5.781%, 3/27/98                                $   25,000,000

 35,000,000   Royal Bank of Scotland,
               5.687%, 2/12/98                                    35,000,000

 23,031,762   Suntrust Bank,
               5.00%, 1/02/98                                     23,031,762

 25,000,000   Svenska Handelbanken,
               5.687%, 1/30/98                                    25,000,000
                                                              --------------

Total Eurodollar Time Deposits
  (Amortized Cost $508,031,762)                                  508,031,762
                                                              --------------

              FLOATING RATE NOTES - 11.48%
              American Express Centurion Bank:
               Monthly Variable Rate,
 20,000,000    5.97%, 3/06/98                                     20,000,000
 20,000,000    5.928%, 9/25/98                                    20,000,000

 25,000,000   Associates Corp.:
               Quarterly Variable Rate,
               5.55%, 1/04/99                                     24,987,796

 11,000,000   Bank of America:
               Quarterly Variable Rate,
               6.10%, 6/30/98                                     10,995,420

 50,000,000   Bayerische Landesbank:
               Monthly Variable Rate,
               5.838%, 6/26/98                                    49,981,243

  8,000,000   Bear Stearns Co.:
               Monthly Variable Rate,
               6.118%, 4/28/98                                     8,004,019

  5,000,000   Chase Manhattan Bank:
               Quarterly Variable Rate,
               5.877%, 11/10/98                                    5,007,561

 35,000,000   Comerica:
               Monthly Variable Rate,
               5.90%, 2/05/98                                     34,997,730

 20,000,000   Corestates Bank:
               Monthly Variable Rate,
               5.96%, 2/02/98                                     20,000,000

 20,000,000   General Electric Capital Corporation:
               Quarterly Variable Rate,
               5.82%, 1/23/98                                     20,000,000

                  See Notes to Financial Statements on Page 29

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997


Principal
 Amount               Description                                Value
---------             -----------                                -----
$40,000,000   Key Bank:
               Monthly Variable Rate,
               5.854%, 3/19/98                                $   39,993,801

              Mellon Bank:
               Quarterly Variable Rate,
 10,000,000    5.846%, 6/16/98                                    10,000,000
 15,000,000    5.795%, 11/17/98                                   15,000,000

 25,000,000   Merrill Lynch & Co.:
               Monthly Variable Rate,
               5.98%, 2/06/98                                     24,999,517

              Morgan Stanley:
               Quarterly Variable Rate,
 40,000,000    5.96%, 1/30/98                                     40,000,000
 10,000,000    5.825%, 5/18/98                                    10,000,000

 15,000,000   National City Cleveland:
               Monthly Variable Rate,
               5.85%, 2/18/98                                     14,998,571

              PNC Bank:
               Monthly Variable Rate,
 40,000,000    5.878%, 1/09/98                                    39,999,486
 20,000,000    5.868%, 5/27/98                                    19,995,331

 10,000,000   Societe Generale:
               Quarterly Variable Rate,
               6.17%, 6/11/98                                      9,998,602

 25,000,000   Student Loan Marketing Association:
               Weekly Variable Rate,
               5.619%, 9/28/98                                    24,998,152
                                                              --------------

Total Floating Rate Notes
  (Amortized Cost $463,957,229)                                  463,957,229
                                                              --------------

              REPURCHASE AGREEMENTS - 6.19%
150,000,000   Tri-Party Repurchase Agreement
               with Chase Manhattan Bank
               Corp., Dated 12/31/97, Daily
               Variable Rate, Principal amount
               of $150,000,000, Interest
               amount varies dependent on
               rate, Due 1/07/98,
               (Collateralized by FNMA, Par
               Value of $159,343,563, Coupon
               rates of 6.00% to 9.50%, Due
               from 1/01/98 to 9/01/27,
               Value of $153,000,279)                            150,000,000



Principal
 Amount               Description                                Value
---------             -----------                                -----
$100,000,000  Tri-Party Repurchase Agreement
               with Goldman Sachs & Co.,
               Dated 12/31/97, 6.80%,
               Principal & Interest in the
               amount of $100,037,778, Due
               1/02/98,
               (Collateralized by FGLMC,
               Par Value of $159,831,991,
               Coupon rates of 6.00% to
               8.50%, Due from 2/01/00 to
               12/01/27,
               Value of $102,000,000)                         $  100,000,000
                                                              --------------

Total Repurchase Agreements
  (Amortized Cost $250,000,000)                                  250,000,000
                                                              --------------

              U.S. TREASURY AGENCY NOTES - 0.25%
 10,000,000   U.S. Treasury Note,
               6.125%, 8/31/98
  (Amortized Cost $10,030,010)                                    10,030,010
                                                              --------------

              YANKEE CERTIFICATES OF DEPOSIT - 16.46%
 35,000,000   ABN Amro Bank,
               5.68%, 2/02/98                                     35,000,506

 25,000,000   Bank of Scotland,
               5.77%, 2/23/98                                     25,000,000

 30,000,000   Bank of Tokyo-Mitsubishi,
               6.23%, 4/02/98                                     30,000,000

 25,000,000   Bayerische Hypotheka,
               5.77%, 2/20/98                                     25,000,000

 15,000,000   Canadian Imperial Bank of Commerce,
               5.79%, 4/22/98                                     15,000,000

              Commerz Bank:
 43,000,000    5.59%, 1/07/98                                     43,000,000
  6,000,000    5.63%, 1/14/98                                      6,000,000

              Dresdner Bank:
 50,000,000    6.125%, 1/06/98                                    50,000,000
 10,000,000    5.93%, 4/09/98                                     10,002,739

              J.P. Morgan:
  2,000,000    5.92%, 3/19/98                                      2,000,264
 11,000,000    5.94%, 3/20/98                                     11,001,943


                     See Notes to Financial Statements on Page 29

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997


Principal
 Amount               Description                                Value
---------             -----------                                -----
              National Westminster Bank:
$25,000,000    5.69%, 1/23/98                                 $   25,000,000
 10,000,000    5.77%, 3/03/98                                      9,997,661

 14,000,000   Rabobank,
               5.97%, 3/20/98                                     13,996,148

              Sanwa Bank:
 21,000,000    5.755%, 1/22/98                                    21,000,060
 10,000,000    5.76%, 1/22/98                                     10,000,057

              Societe Generale:
 35,000,000    5.78%, 2/27/98                                     35,000,000
 40,000,000    5.80%, 3/09/98                                     40,000,000
  4,000,000    5.97%, 3/18/98                                      4,001,147
 25,000,000    5.81%, 6/16/98                                     25,001,120



Principal
 Amount               Description                                Value
---------             -----------                                -----
              Swiss Bank Corp.:
$49,000,000    5.64%, 1/14/98                                 $   49,000,000
 20,000,000    5.76%, 2/20/98                                     20,000,000
 50,000,000    5.76%, 2/25/98                                     50,000,000
  5,000,000    5.73%, 3/17/98                                      5,000,360

              Westdeutsche Landesbank:
 30,000,000    6.25%, 1/09/98                                     30,000,000
 75,000,000    5.67%, 2/06/98                                     75,000,000
                                                              --------------

Total Yankee Certificates of Deposit
  (Amortized Cost $665,002,005)                                  665,002,005
                                                              --------------

Total Investments
(Amortized Cost $4,068,656,448)            100.72%            $4,068,656,448
Liabilities in Excess of Other Assets       (0.72)%              (28,931,473)
                                           --------           --------------
Net Assets                                 100.00%            $4,039,724,975
                                           ========           ==============

----------
* Interest rates for Commercial Paper represent discount rates at the time of purchase.


                  See Notes to Financial Statements on Page 29

NY Tax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1997

  Principal
   Amount                                           Description                                                     Value
   ------                                           -----------                                                     -----
                  NEW YORK - 99.74%
$  1,000,000      Erie County, New  York, G.O., RANS, Series A, (LOC:  Union Bank of Switzerland)
                  4.50%, 10/29/98                                                                               $   1,005,400
   2,935,000      Great Neck North, New York, G. O., UFSD, TANS, 4.25%, 6/30/98                                     2,942,093
   3,700,000      Great Neck North, New York Water Authority Water System Revenue, Series A,
                  (FGIC Insured), Variable Rate Weekly Demand Note, 3.70%, 1/1/20 (a)                               3,700,000
   1,000,000      Half Hollow Hills, CSD, New York, Huntington & Babylon, G.O., TANS, 4.00%, 6/26/98                1,000,883
   2,000,000      Half Hollow Hills, CSD, New York, Huntington & Babylon, G.O., TANS, 4.25%, 6/26/98                2,004,182
   1,000,000      Huntington, New York, UFSD, G.O., TANS, 4.10%, 06/29/98                                           1,001,415
   1,000,000      Huntington, New York, UFSD, G.O., TANS, 4.25%, 06/29/98                                           1,001,890
   1,000,000      Monroe County, New York, G.O., Tax Exempt Commercial Paper, 3.70%, 1/14/98                        1,000,000
   1,455,000      Monroe County, New York, G.O., Series E, 4.50%, 2/1/98                                            1,455,708
     500,000      Monroe County, New York, G.O., (FGIC Insured), 4.20%, 6/1/98                                        500,812
   1,600,000      Montgomery County, New York, I.D.A., Service Merchandise Co.,
                  (LOC: Canadian Imperial Bank), Variable Rate Monthly Demand Note, 3.80%, 12/31/24 (a)             1,600,000
   3,000,000      Municipal Assistance Corp., New York City, New York, (LOC: Bayerische Landesbank),
                  Variable Rate Weekly Demand Note, 3.55%, 7/1/08 (a)                                               3,000,000
     200,000      New York City, New York, G.O., Series D, (Escrowed to Maturity), 6.90%, 2/1/98                      200,474
     500,000      New York City, New York, G.O., (LOC: Kredietbank N.V.), Variable Rate
                  Daily Demand Note, 5.10%, 8/1/15 (a)                                                                500,000
   1,500,000      New York City, New York, G.O., (LOC: Kredietbank N.V.), Variable Rate
                  Daily Demand Note, 5.10%, 8/1/16 (a)                                                              1,500,000
   1,800,000      New York City, New York, G.O., (LOC: Chase Manhattan Bank), Variable
                  Rate Daily Demand Note, 4.95%, 8/1/21 (a)                                                         1,800,000
     400,000      New York City, New York, G.O., (LOC: Chase Manhattan Bank), Variable
                  Rate Daily Demand Note, 5.00%, 8/1/23 (a)                                                           400,000
     400,000      New York City, New York, G.O., (LOC: Morgan Guaranty Trust), Variable Rate
                  Daily Demand Note, 4.15%, 8/15/19 (a)                                                               400,000
   1,400,000      New York City, New York, G.O., (LOC: Union Bank of Switzerland), Variable Rate
                  Daily Demand Note, 4.50%, 8/15/23 (a)                                                             1,400,000
   2,000,000      New York City, New York, G.O., RANS, 4.50%, 6/30/98                                               2,008,240
   3,500,000      New York City, New York, Municipal Water Finance Authority, Water and Sewer System
                  Revenue, (Insured by FGIC), Variable Rate Daily Demand Note, 4.15%, 6/15/25 (a)                   3,500,000
   1,000,000      New York City, New York, Trust for Cultural Research Revenue, Museum of Broadcasting,
                  (LOC: Kredietbank N.V.), Variable Rate Weekly Demand Note, 3.55%, 5/1/14 (a)                      1,000,000
   2,000,000      New York State, G.O., Series S, Tax Exempt Commercial Paper, 3.80%, 1/14/98                       2,000,000
   1,500,000      New York State, G.O., Series S, Tax Exempt Commercial Paper, 3.80%, 2/10/98                       1,500,000
   1,000,000      New York State Dormitory Authority Revenue, (LOC: Chase Manhattan Bank),
                  Tax Exempt Commercial Paper, Series B, 3.70%, 1/12/98                                             1,000,000
   1,000,000      New York State Dormitory Authority Revenue, (LOC: Chase Manhattan Bank),
                  Tax Exempt Commercial Paper, Series  C, 3.80% , 1/16/98                                           1,000,000
     500,000      New York State Dormitory Authority Revenue, (LOC: Chase Manhattan Bank),
                  Tax Exempt Commercial Paper, Series A, 3.80%, 1/20/98                                               500,000
   1,000,000      New York State Dormitory Authority Revenue, (LOC: Chase Manhattan Bank),
                  Tax Exempt Commercial Paper, Series B, 3.65%, 2/11/98                                             1,000,000
   3,105,000      New York State Energy Research & Development Authority, P.C.R., Brooklyn Union Gas,
                  (MBIA Insured), Variable Rate Weekly Demand Note, 3.70%, 12/1/20 (a)                              3,105,000
   4,200,000      New York State Energy Research & Development Authority, P.C.R., Niagara Mohawk Power,
                  Series A, (LOC: Toronto Dominion Bank), Variable Rate Daily Demand Note, 4.50%, 7/1/15 (a)        4,200,000
   2,000,000      New York State Energy Research & Development Authority, P.C.R., Lilco Project,
                  Series B, (LOC: Deutsche Bank), 3.60%, 3/1/16                                                     2,000,000
   2,355,000      New York State Energy Research & Development Authority, P.C.R., New York Electric and Gas,
                  (LOC: Morgan Guaranty Trust), Variable Rate Daily Demand Note, 5.00%, 6/1/29 (a)                  2,355,000
   4,600,000      New York State Energy Research & Development Authority, P.C.R., New York Electric and Gas,
                  (LOC: Union Bank of Switzerland), Variable Rate Daily Demand Note, 5.00%, 10/1/29 (a)             4,600,000

                  See Notes to Financial Statements on Page 29

NY Tax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1997

  Principal
   Amount                                           Description                                                     Value
   ------                                           -----------                                                     -----
$  3,050,000      New York State Energy Research & Development Authority, P.C.R., Orange/Rockland Utility,
                  (AMBAC Insured), Variable Rate Weekly Demand Note, 3.55%, 8/1/15 (a)                          $   3,050,000
   2,000,000      New York State Energy Research & Development Authority, P.C.R., Rochester Gas and Electric,
                  (MBIA Insured), Variable Rate Weekly Demand Note, 3.55%, 8/1/32 (a)                               2,000,000
     490,000      New York State Environmental Facilities, P.C.R., State Water Revolving Fund,
                  Series A, 3.85%, 2/15/98                                                                            490,000
   1,045,000      New York State Housing Finance Agency, Hospital Special Surgery Staff, Series A,
                  (LOC: Chase Manhattan Bank), Variable Rate Weekly Demand Note, 4.00%, 11/1/10 (a)                 1,045,000
   4,000,000      New York State Housing Finance Agency, Normandie Contract I Project,
                  (LOC: Landesbank Hessen), Variable Rate Weekly Demand Note, 3.50%, 5/15/15 (a)                    4,000,000
   2,000,000      New York State Housing Finance Agency, Contract Obligation Revenue, Series A,
                  (LOC: Commerz Bank), Variable Rate Weekly Demand Note, 3.50%, 3/15/27 (a)                         2,000,000
   1,275,000      New York State Local Government Assistance, Series A, (LOC: Union Bank of Switzerland),
                  Variable Rate Weekly Demand Note, 3.50%, 4/1/22(a)                                                1,275,000
   1,300,000      New York State Medical Care Facilities Finance Agency, Lenox Hill Hospital, Series A,
                  (LOC: Chase Manhattan Bank), Variable Rate Weekly Demand Note, 3.60%, 11/1/08 (a)                 1,300,000
   2,600,000      Onondaga County,  New York , I.D.A., (LOC: Banque Nationale de Paris),
                  Variable Rate Monthly Demand Note, 3.75%, 11/13/98 (a)                                            2,600,000
     500,000      Oyster Bay, New York, G.O., 4.00%, 2/15/98                                                          500,160
   1,000,000      Rockland County, New York, G.O., 4.25%, 8/15/98                                                   1,003,051
   1,500,000      Sachem, New York, CSD, Holbrook, TANS, 4.25%, 6/25/98                                             1,502,768
   1,000,000      Suffolk County, New York, I.D.A.,  Photronics Corporate Facility, (LOC: Morgan Guaranty Trust),
                  Variable Rate Daily Demand Note, 4.95%, 1/1/98 (a)                                                1,000,000
   3,000,000      Syracuse, New York, I.D.A., Civic Facility Revenue, Multi-Modal Syracuse University Project,
                  (LOC: Morgan Guaranty Trust), Variable Rate Daily Demand Note, 4.75%, 3/1/23 (a)                  3,000,000
   3,100,000      Triborough Bridge and Tunnel Authority, Series M, 7.375%, 1/1/08, (Escrowed to Maturity),
                  Prerefunded 1/1/98 @ $102                                                                         3,162,000
     270,000      Triborough Bridge and Tunnel Authority, Series M, 7.50%, 1/1/15, (Escrowed to Maturity),
                  Prerefunded 1/1/98 @ $102                                                                           275,400
   1,000,000      Westchester County, New York, G.O., 4.60%, 11/15/98                                               1,007,276
                                                                                                               --------------
Total New York Obligations (Amortized Cost $85,391,752)                                                            85,391,752
                                                                                                               --------------

                  PUERTO RICO -  3.38%
   2,000,000      Puerto Rico Commonwealth Government, TRANS, Series A, 4.50%, 7/30/98                              2,008,452
     850,000      Puerto Rico Commonwealth Highway Authority, Series P, 8.125%, 7/1/13,
                  (Escrowed to Maturity), Prerefunded 7/1/98 @ $102                                                   884,318
                                                                                                               --------------

Total Puerto Rico Obligations (Amortized Cost $2,892,770)                                                           2,892,770
                                                                                                               --------------

Total Investments
(Amortized Cost $88,284,522)                                                             103.12%                 $ 88,284,522
Liabilities in Excess of Other Assets                                                    (3.12)%                   (2,673,527)
                                                                                         -------               --------------
Net Assets                                                                               100.00%               $   85,610,995
                                                                                         =======                =============

----------
(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

The following abbreviations are used in portfolio descriptions:
   AMBAC   -  American Municipal Bond Assurance Corporation
   CSD     -  Central School District
   FGIC    -  Financial Guaranty Insurance Corporation
   G.O.    -  General Obligation
   I.D.A.  -  Industrial Development Authority
   LOC     -  Letter of Credit
   MBIA    -  Municipal Bond Investors Assurance Corporation
   P.C.R.  -  Pollution Control Revenue
   RANS    -  Revenue Anticipation Notes
   TANS    -  Tax Anticipation Notes
   TRANS   -  Tax and  Revenue  Anticipation Notes
   UFSD    -  United Free School District

                  See Notes to Financial Statements on Page 29

Tax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1997

  Principal
   Amount                                           Description                                                     Value
   ------                                           -----------                                                     -----
                  ARIZONA - 3.79%
$  2,700,000      Pinal County, Arizona, I.D.A., P.C.R., (LOC: National Westminster),
                  Variable Rate Daily Demand Note, 4.95%, 12/1/09 (a)                                          $    2,700,000
   2,000,000      Salt River Project, Arizona, Agriculture Improvement & Power District Electric System
                  Revenue, Series E, (Escrowed to Maturity), 7.25%, 1/1/17, Prerefunded 1/1/98 @ $100               2,000,000
   1,000,000      Salt River Project, Arizona, Agriculture Improvement & Power District Electric System
                  Revenue, Series A, (Escrowed to Maturity), 7.875%, 1/1/28, Prerefunded 1/1/98 @ $102              1,020,000
                                                                                                               --------------
                                                                                                                    5,720,000
                                                                                                               --------------

                  CALIFORNIA - 3.63%
   5,455,000      California State, RANS, Series A, 4.50%, 6/30/98                                                  5,473,222
                                                                                                               --------------

                  COLORADO - 2.00%
   3,000,000      Colorado State, TRANS, Series A, 4.50%, 6/26/98                                                   3,009,354
                                                                                                               --------------

                  DELAWARE - 1.66%
   2,500,000      Delaware State, G.O., Series B, 5.00%, 5/1/98                                                     2,508,756
                                                                                                               --------------


                  FLORIDA - 10.23%
   1,130,000      Dade County, Florida, Housing Finance Authority, Bermuda Villas, Series K,
                  (LOC: John Hancock Insurance), Variable Rate Weekly Demand Note, 3.85%, 2/1/05 (a)                1,130,000
   1,200,000      Dade County Florida, Housing Finance Authority, Cutler Club Apartments, Series J,
                  (LOC:  John Hancock Insurance), Variable Rate Weekly Demand Note, 3.85%, 2/1/05 (a)               1,200,000
   3,000,000      Dade County Florida, Housing Finance Authority, Nob Hill Project, Series 1,
                  (LOC: John Hancock Insurance), Variable Rate Weekly Demand Note, 3.85%, 8/1/05 (a)                3,000,000
   4,700,000      Florida Housing Finance Agency, River Oaks, (LOC: Citibank),
                  Variable Rate Weekly Demand Note, 3.70%, 12/1/07 (a)                                              4,700,000
   5,400,000      Pinellas County, Florida, Health Facility Authority Revenue, Pooled Hospital Loan
                  Program, (LOC: Chase Manhattan), Variable Rate Daily Demand Note, 3.90%, 12/1/15 (a)              5,400,000
                                                                                                               --------------
                                                                                                                   15,430,000
                                                                                                               --------------

                  GEORGIA - 2.68%
   1,500,000      Georgia State, G.O., Series A, 7.70%, 2/1/98                                                      1,504,783
   1,000,000      Georgia State, G.O., Series C, 6.50%, 7/1/98                                                      1,012,750
   1,500,000      Georgia State, G.O., Series C, 7.25%, 7/1/98                                                      1,524,988
                                                                                                               --------------
                                                                                                                    4,042,521
                                                                                                               --------------

                  IDAHO - 2.79%
   4,200,000      Idaho State, TANS, 4.625%, 6/30/98                                                                4,216,020
                                                                                                               --------------

                  ILLINOIS - 0.86%
   1,300,000      Burbank, Illinois, I.D.R., Service Merchandise Inc., (LOC: Canadian Imperial Bank),
                  Variable Rate Monthly Demand Note, 3.80%, 9/15/24 (a)                                             1,300,000
                                                                                                               --------------

                  IOWA - 1.92%
   2,895,000      Urbandale, Iowa, I.D.R., Meredith Drive Associates, (Guaranteed by Principal Financial Group),
                  Variable Rate Monthly Demand Note, 4.15%, 11/1/15 (a)                                             2,895,000
                                                                                                               --------------

                  KANSAS - 0.93%
   1,400,000      Fairway, Kansas, I.D.R., J.C. Nichols Project, (Guaranteed by Principal Mutual Insurance),
                  Variable Rate Monthly Demand Note, 4.15%, 11/1/14 (a)                                             1,400,000
                                                                                                               --------------

                  LOUISIANA - 0.66%
   1,000,000      Jefferson Parish, Louisiana Hospital Revenue, West Jefferson Medical Center,
                  (LOC: Rabobank Nederland), Variable Rate Weekly Demand Note, 3.80%, 1/1/26 (a)                    1,000,000
                                                                                                               --------------

                  See Notes to Financial Statements on Page 29

Tax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1997

  Principal
   Amount                                           Description                                                     Value
   ------                                           -----------                                                     -----
                  MICHIGAN - 2.67%
$  4,000,000      Michigan State, G.O., 4.50%, 9/30/98                                                         $    4,022,434
                                                                                                               --------------

                  MINNESOTA - 3.12%
     500,000      Minnesota State, G.O., 4.70%, 8/1/98                                                                502,650
   4,200,000      Minnesota State, G.O., 4.50%, 5/1/98                                                              4,210,030
                                                                                                               --------------
                                                                                                                    4,712,680
                                                                                                               --------------
                  MONTANA - 3.65%
   5,500,000      Forsyth, Montana, P.C.R., Pacificorp Project, (LOC: Rabobank Nederland),
                  Variable Rate Daily Demand Note, 4.50%, 1/1/18 (a)                                                5,500,000
                                                                                                               --------------

                  NEW HAMPSHIRE - 1.39%
   2,100,000      New Hampshire State, I.D.A., (LOC: Union Bank of Switzerland),
                  Variable Rate Monthly Demand Note, 3.80%, 7/1/13 (a)                                              2,100,000
                                                                                                               --------------

                  NEW JERSEY - 2.65%
   2,000,000      New Jersey State, Tax-Exempt Commercial Paper, 3.70%, 1/9/98                                      2,000,000
   2,000,000      New Jersey State, Tax-Exempt Commercial Paper, 3.70%, 1/20/98                                     2,000,000
                                                                                                               --------------
                                                                                                                    4,000,000
                                                                                                               --------------

                  NEW YORK - 22.82%
   4,000,000      Municipal Assistance Corp. for City New York, New York, (LOC: Bayerische Landesbank),
                  Variable Rate Weekly Demand Note, 3.55%, 7/1/08 (a)                                               4,000,000
   1,975,000      New York City, New York, G.O., Sub Series A-5, (LOC: Kredietbank N.V.),
                  Variable Rate Daily Demand Note, 5.10%, 8/1/16 (a)                                                1,975,000
   3,500,000      New York City, New York, G.O., Series B, (Insured FGIC), Variable
                  Rate Daily Demand Note, 4.15%, 10/1/22 (a)                                                        3,500,000
   1,900,000      New York City, New York, G.O., Sub Series A-4, (LOC: Chase Manhattan),
                  Variable Rate Daily Demand Note, 4.95%, 8/1/21 (a)                                                1,900,000
   1,800,000      New York City, New York, G.O., Sub Series A-4, (LOC: Chase Manhattan),
                  Variable Rate Daily Demand Note, 5.00%, 8/1/23 (a)                                                1,800,000
     400,000      New York City, New York, G.O., Sub Series A-2, (LOC: Morgan Guaranty),
                  Variable Rate Daily Demand Note, 4.15%, 8/15/19 (a)                                                 400,000
     300,000      New York City, New York, G.O., Sub Series B-4, (LOC: Union Bank of
                  Switzerland),Variable Rate Daily Demand Note, 4.50%, 8/15/22 (a)                                    300,000
   3,000,000      New York City, New York, RANS, Series A (LOC: Morgan Guaranty, Westdeutsche
                  Landesbank, Societe Generale, Landesbank Hessen, National Westminster),
                  4.50%, 6/30/98 (a)                                                                                3,012,360
   2,700,000      New York City, New York, Municipal Water Finance Authority, Water and Sewer System
                  Revenue, Series A, (Insured FGIC), Variable Rate Daily Demand Note, 4.15%, 6/15/25 (a)            2,700,000
   4,350,000      New York State Energy Research and Development Authority, P.C.R., Niagara Mohawk Power,
                  Series A, (LOC: Toronto Dominion), Variable Rate Daily Demand Note, 4.50%, 7/1/15 (a)             4,350,000
   2,900,000      New York State Energy Research and Development Authority, P.C.R.,
                  New York Electric and Gas, Series D, (LOC: Union Bank of Switzerland),
                  Variable Rate Daily Demand Note, 5.00%, 10/1/29 (a)                                               2,900,000
   1,000,000      New York State Local Assistance, Series A, (LOC: Credit Suisse, Union Bank of Switzerland),
                  Variable Rate Weekly Demand Note, 3.50%, 4/1/22 (a)                                               1,000,000
   3,000,000      New York State Local Government Assistance Corp., Series G, (LOC: National Westminster),
                  Variable Rate Weekly Demand Note, 3.55%, 4/1/25 (a)                                               3,000,000
   1,500,000      New York State, Series S, Tax-Exempt Commercial Paper, 3.80%, 1/14/98                             1,500,000
     500,000      New York State, Series S, Tax-Exempt Commercial Paper, 3.80%, 2/10/98                               500,000
   1,600,000      Syracuse, New York, I.D.A., Civic Facility Project, (LOC: Morgan Guaranty), Variable
                  Rate Daily Demand Note, 4.75%, 3/1/23 (a)                                                         1,600,000
                                                                                                               --------------
                                                                                                                   34,437,360
                                                                                                               --------------

                  See Notes to Financial Statements on Page 29

Tax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1997

  Principal
   Amount                                           Description                                                     Value
   ------                                           -----------                                                     -----
                  PENNSYLVANIA - 0.46%
$    700,000      Lehigh County, Pennsylvania, I.D.A., Allegheny Electric, (LOC: Rabobank Nederland),
                  Variable Rate Monthly Demand Note, 3.80%, 6/1/14 (a)                                         $      700,000
                                                                                                               --------------

                  PUERTO RICO - 1.99%
   3,000,000      Puerto Rico, Commonwealth Government Development Bank, (LOC: Credit Suisse First Boston),
                  Variable Rate Weekly Demand Note, 3.35%, 12/1/15 (a)                                              3,000,000
                                                                                                               --------------

                  SOUTH CAROLINA - 1.45%
     500,000      South Carolina State, G.O., Series B, 5.30%, 3/1/98                                                 501,058
   1,680,000      South Carolina State, G.O., Series A, 5.00%, 7/1/98                                               1,690,651
                                                                                                               --------------
                                                                                                                    2,191,709
                                                                                                               --------------

                  TENNESSEE - 3.61%
   3,650,000      Metropolitan Nashville Airport Authority, Special Facilities Revenue, American Airlines Project,
                  Series A, (LOC: Credit Suisse First Boston), Variable Rate Daily Demand Note, 5.00%, 10/1/12 (a)  3,650,000
   1,800,000      Metropolitan Nashville Airport Authority, Special Facilities Revenue, American Airlines Project,
                  Series B, (LOC: Bayerische Landesbank), Variable Rate Daily Demand Note, 5.00%, 10/1/12 (a)       1,800,000
                                                                                                               --------------
                                                                                                                    5,450,000
                                                                                                               --------------

                  TEXAS - 9.19%
   1,400,000      Sabine River Authority, Texas, P.C.R., Utilities Electric Company, (LOC: Union Bank of
                  Switzerland), Variable Rate Daily Demand Note, 4.15%, 6/1/30 (a)                                  1,400,000
   1,255,000      San Antonio, Texas, Electric and Gas Revenue, (Escrowed to Maturity), 8.00%,
                  2/1/16, Prerefunded 2/1/98 @ $102                                                                 1,284,288
   5,645,000      Texas Small Business, I.D.R., Texas Public Facilities, (LOC: Credit Suisse, National
                  Westminster), Variable Rate Weekly Demand Note, 3.85%, 7/1/26 (a)                                 5,645,000
   5,500,000      Texas State, TRANS, Series A, 4.75%, 8/31/98                                                      5,532,531
                                                                                                               --------------
                                                                                                                   13,861,819
                                                                                                               --------------

                  UTAH - 3.31%
   2,000,000      Utah State,  G.O., 3.60%, 1/8/98                                                                  2,000,000
   1,500,000      Utah State,  G.O., 3.70%, 1/12/98                                                                 1,500,000
   1,500,000      Utah State,  G.O., 3.65%, 2/12/98                                                                 1,500,000
                                                                                                               --------------
                                                                                                                    5,000,000
                                                                                                               --------------

                  VERMONT - 3.14%
   4,735,000      Vermont I.D.A., Central Vermont Public Service, (LOC: Toronto Dominion),
                  Variable Rate Monthly Demand Note, 4.05%, 12/1/13 (a)                                             4,735,000
                                                                                                               --------------

                  VIRGINIA - 2.70%
   4,080,000      Peninsula Port Authority, Virginia, Coal Term Revenue, Dominion Term Project,
                  (LOC: National Westminster), Variable Rate Daily Demand Note, 5.00%, 7/1/16 (a)                   4,080,000
                                                                                                               --------------

                  WASHINGTON - 2.84%
   3,265,000      Chelan County, Washington, Public Utility District 1, (Insured by MBIA), Variable
                  Rate Weekly Demand Note, 3.70%, 6/1/15 (a)                                                        3,265,000
   1,000,000      Washington State G.O., Series B, 6.45% 8/1/98                                                     1,015,308
                                                                                                               --------------
                                                                                                                    4,280,308
                                                                                                               --------------

                  WISCONSIN - 2.65%
   3,000,000      State of Wisconsin, Tax-Exempt Commercial Paper, 3.75%, 2/2/98                                    3,000,000
   1,000,000      State of Wisconsin, Tax-Exempt Commercial Paper, 3.75%, 3/6/98                                    1,000,000
                                                                                                               --------------
                                                                                                                    4,000,000
                                                                                                               --------------

                  See Notes to Financial Statements on Page 29

Tax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1997

  Principal
   Amount                                           Description                                                     Value
   ------                                           -----------                                                     -----
                  WYOMING - 5.24%
$  3,800,000      Platte County, Wyoming, P.C.R., Tri State, (LOC: Societe Generale), Variable Rate
                  Daily Demand Note, 4.50%, 7/1/14 (a)                                                         $    3,800,000
   1,500,000      Sweetwater County, Wyoming, Tax-Exempt Commercial Paper,
                  (LOC: Union Bank of Switzerland), 3.80%, 1/14/98 (a)                                              1,500,000
   1,100,000      Sweetwater County, Wyoming, Tax-Exempt Commercial Paper,
                  (LOC: Union Bank of Switzerland), 3.80%, 2/9/98 (a)                                               1,100,000
   1,100,000      Sweetwater County, Wyoming, Tax-Exempt Commercial Paper,
                  (LOC: Union Bank of Switzerland), 3.75%, 2/13/98 (a)                                              1,100,000
     400,000      Sweetwater County, Wyoming, P.C.R., Pacificorp Project, (LOC: Canadian
                  Imperial Bank), Variable Rate Daily Demand Note, 4.50%, 1/1/14 (a)                                  400,000
                                                                                                               --------------
                                                                                                                    7,900,000
                                                                                                               --------------

Total Investments
(Amortized Cost $156,966,183)                                                           104.03%                $  156,966,183
Liabilities in Excess of Other Assets                                                   (4.03)%                    (6,087,421)
                                                                                        -------                --------------
Net Assets                                                                              100.00%                $  150,878,762
                                                                                        =======                ==============

----------
(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

The following abbreviations are used in portfolio descriptions:
   FGIC    -  Financial Guaranty Insurance Corporation
   G.O.    -  General Obligation
   I.D.A.  -  Industrial Development Authority
   I.D.R.  -  Industrial Development Revenue
   LOC     -  Letter of Credit
   MBIA    -  Municipal Bond Investors Assurance
   P.C.R.  -  Pollution Control Revenue
   RANS    -  Revenue Anticipation Notes
   TANS    -  Tax Anticipation Notes
   TRANS   -  Tax Revenue Anticipation Notes

                  See Notes to Financial Statements on Page 29

Treasury Money Portfolio

Schedule of Portfolio Investments December 31, 1997

  Principal
   Amount                                           Description                                                     Value
   ------                                           -----------                                                     -----
                  UNITED STATES TREASURY BILL - 2.09%
$45,000,000          5.37%, 4/30/98
                     (Amortized Cost $44,201,212)                                                              $   44,201,212
                                                                                                               --------------

                  UNITED STATES TREASURY NOTES - 18.10%
 102,000,000         5.875%, 4/30/98                                                                              102,118,251
  39,000,000         6.125%, 5/15/98                                                                               39,088,605
  72,000,000         8.25%, 7/15/98                                                                                72,992,609
 125,000,000         4.75%, 8/31/98                                                                               124,286,639
  45,000,000         6.125%, 8/31/98                                                                               45,132,856
                                                                                                               --------------

Total U.S. Treasury Notes (Amortized Cost $383,618,960)                                                           383,618,960
                                                                                                               --------------

                  REPURCHASE AGREEMENTS - 79.42%
 200,000,000      Open Tri-party Repurchase Agreement with Canadian Imperial
                    Bank, Dated 12/31/97, Daily Variable Rate, Principal amount of $200,000,000, Interest amount varies dependent on rate,
                    Due 1/02/98, (Collateralized by U.S. Treasury Notes, Par
                    Value of $175,715,000, Coupon rates of 5.87% to 7.50%, Due
                    5/31/99 to 5/15/07, Value of $189,646,535; U.S. Treasury
                    Bonds, Par Value of $8,955,000, Coupon rate 11.25%, Due
                    2/15/15, Value of $14,356,007)                                                                200,000,000

  90,000,000      Tri-party Repurchase Agreement with Chase Manhattan Bank,
                    Dated 12/31/97, Daily Variable Rate, Principal amount of
                    $90,000,000, Interest amount varies dependent on rate, Due
                    1/02/98, (Collateralized by U.S. Treasury Bonds, Par Value
                    of $62,891,000, Coupon rates of 9.25% to 13.375%, Due from
                    8/15/01 to 2/15/16, Value of $91,803,492)                                                      90,000,000

  50,000,000      Tri-party Repurchase Agreement with Citibank, Dated
                    12/31/97, 6.35%, Principal & Interest in the amount of
                    $50,017,639, Due 1/02/98, (Collateralized by U.S. Treasury
                    Notes, Par Value of $47,495,000, Coupon rates of 8.00% to
                    9.25%, Due 8/15/98 to 5/15/01, Value of $51,007,225)                                           50,000,000

  90,000,000      Open Tri-party Repurchase Agreement with Deutsche Bank, Dated 12/30/97,
                  Daily Variable Rate, Principal amount of $90,000,000, Interest amount varies dependent on rate, Due 12/31/99, (Collateralized by U.S. Treasury Bonds,
                  Par Value of $2,616,000, Coupon rates of 8.125% to 13.25%, Due from 5/15/14 to 8/15/19, Value of $3,795,588; U.S. Treasury Notes, Par Value of $83,036,000,
                  Coupon rates of 4.75% to 8.875%, Due from 10/31/98 to 2/15/05,
                  Value of $87,582,676; U.S. Treasury Strips, Par Value of $1,747,000,
                  Due 5/15/17 to 2/15/25, Value of $422,218)                                                       90,000,000

  10,000,000      Tri-party Repurchase Agreement with First Boston, Dated
                    12/31/97, 5.90%, Principal & Interest in the amount of
                    $10,003,278, Due 1/02/98 (Collateralized by U.S. Treasury
                    Strips, Par Value $21,749,100, Due 5/15/10 to 5/15/16, Value
                    of $10,348,495)                                                                                10,000,000

  90,000,000      Tri-party Repurchase Agreement with First Boston, Dated
                    12/04/97, 5.68%, Principal & Interest in the amount of
                    $90,028,400, Due 1/02/98 (Collateralized by U.S. Treasury
                    Bonds, Par Value of $86,052,000, Due 11/15/26, Value of
                    $92,026,724)                                                                                   90,000,000

  60,982,167      Tri-party Repurchase Agreement with Goldman Sachs, Dated
                    12/31/97, 5.20%, Principal & Interest in the amount of
                    $60,999,784, Due 1/02/98 (Collateralized by U.S. Treasury
                    Note, Par Value of $62,300,620, Coupon rates of 5.625% to
                    6.125%, Due from 12/31/02 to 11/15/27, Value of $62,201,864)                                   60,982,167

 132,282,394      Tri-party Repurchase Agreement with Goldman Sachs, Dated
                    12/31/97, 5.00%, Principal & Interest in the amount of
                    $132,319,139, Due 1/02/98 (Collateralized by U.S. Treasury
                    Note, Par Value of $135,142,380, Coupon rates of 5.625% to
                    6.125%, Due from 12/31/02 to 11/15/27, Value of
                    $134,928,160)                                                                                 132,282,394

                  See Notes to Financial Statements on Page 29

Treasury Money Portfolio

Schedule of Portfolio Investments December 31, 1997

  Principal
   Amount                                           Description                                                     Value
   ------                                           -----------                                                     -----
$ 10,000,000      Tri-party Repurchase Agreement with J.P. Morgan, Dated 12/31/97,
                    5.00%, Principal & Interest in the amount of $10,002,778, Due 1/02/98,
                    (Collateralized by U.S. Treasury Bills, Par Value of $10,025,000,
                    Coupon rate of 6.00%, Due 9/30/98, Value of $10,353,305)                                     $ 10,000,000

  90,000,000      Tri-party Repurchase Agreement with J.P. Morgan, Dated
                    12/31/97, 6.25%, Principal & Interest in the amount of
                    $90,031,250, Due 1/02/98, (Collateralized by U.S. Treasury
                    Bills, Par Value of $60,645,000, Coupon rate of 12.00%, Due
                    8/15/13, Value of $94,875,627)                                                                 90,000,000

  90,000,000      Tri-party Repurchase Agreement with Merrill Lynch, Dated
                    12/31/97, 6.50%, Principal & Interest in the amount of
                    $90,032,500, Due 1/02/98, (Collateralized by U.S. Treasury
                    Bonds, Par Value of $62,691,000, Coupon rates of 9.75% to
                    13.375%, Due from 8/15/01 to 11/15/17, Value of $91,803,492)                                   90,000,000

 100,000,000      Tri-party Repurchase Agreement with Morgan Stanley, Dated
                    11/10/97, 5.58%, Principal & Interest in the amount of
                    $100,031,000, Due 1/09/98, (Collateralized by U.S. Treasury
                    Notes, Par Value of $100,145,000, Coupon rate of 8.125%, Due
                    8/31/98, Value of $102,511,653)                                                               100,000,000

  90,000,000      Open Tri-party Repurchase Agreement with Nesbitt Burns,
                    Dated 12/31/97, Daily Variable Rate, Principal amount of
                    $90,000,000, Interest amount varies dependent on rate, Due
                    1/02/98, (Collateralized by U.S. Treasury Strips, Par Value
                    of $4,346,000, Due 5/15/05, Value of $2,832,445; U.S.
                    Treasury Principal Strip, Par Value of $115,536,000, Due
                    from 11/15/01 to 5/15/05, Value of $88,967,860)                                                90,000,000

 150,000,000      Tri-party Repurchase Agreement with Swiss Bank, Dated
                    12/31/97, 6.50%, Principal & Interest in the amount of
                    $150,054,167, Due 1/02/98, (Collateralized by U.S. Treasury
                    Notes, Par Value of $1,100,000, Coupon rate of 6.75%, Due
                    4/30/00, Value of $1,136,216; U.S. Treasury Bonds, Par Value
                    of $80,022,000, Coupon rates of 6.25% to 12.50%, Due from
                    11/15/09 to 11/15/26, Value of $101,238,567; U.S. Treasury
                    Bills, Par Value of $5,289,000, Due from 2/05/98 to
                    11/12/98, Value of $5,078,358; U.S. Treasury Strips, Par
                    Value of $69,393,000, Due from 5/15/01 to 2/15/08, Value of
                    $46,578,621)                                                                                  150,000,000

  90,000,000      Tri-party Repurchase Agreement with Swiss Bank, Dated
                    12/31/97, 6.55%, Principal & Interest in the amount of
                    $90,032,750, Due 1/02/98, (Collateralized by U.S. Treasury
                    Strips, Par Value of $59,203,000, Due from 8/15/01 to
                    2/15/05, Value of $42,091,702; U.S. Treasury Principal
                    Strip, Par Value of $50,000,000, Due 2/15/98, Value of
                    $49,644,150)                                                                                   90,000,000

 250,000,000      Tri-party Repurchase Agreement with UBS, Dated 12/31/97,
                    6.50%, Principal & Interest in the amount of $250,090,278,
                    Due 1/02/98, (Collateralized by U.S. Treasury Notes, Par
                    Value of $252,113,000, Coupon rates of 5.625% to 7.875%, Due
                    from 10/15/99 to 12/31/99, Value of $255,000,007)                                             250,000,000

  90,000,000      Tri-party Repurchase Agreement with Westdeutsche, Dated
                    12/31/97, 6.65%, Principal & Interest in the amount of
                    $90,033,250, Due 1/02/98, (Collateralized by U.S. Treasury
                    Notes, Par Value of $91,500,000, Coupon rate of 6.25%, Due
                    6/30/98, Value of $91,830,315)                                                                 90,000,000
                                                                                                               --------------

Total Repurchase Agreements (Amortized Cost $1,683,264,561)                                                     1,683,264,561
                                                                                                               --------------

Total Investments
(Amortized Cost $2,111,084,733)                                                                  99.61%        $2,111,084,733
Other Assets Less Liabilities                                                                     0.39%             8,215,204
                                                                                                -------        --------------
Net Assets                                                                                      100.00%        $2,119,299,937
                                                                                                =======        ==============

                  See Notes to Financial Statements on Page 29

BT Portfolios

Statements of Assets and Liabilities December 31, 1997

                                                    Cash            NY Tax          Tax Free        Treasury
                                                 Management       Free Money          Money           Money
                                               --------------   -------------    ------------     --------------
Assets
   Investments, at Value*                     $4,068,656,448    $  88,284,522    $156,966,183     $2,111,084,733
   Cash                                                   --            9,630          94,798             80,704
   Interest Receivable                            16,411,303          648,632       1,124,899          8,513,056
   Prepaid Expenses and Other                        461,532              230              --             17,528
                                              --------------    -------------    ------------     --------------
Total Assets                                   4,085,529,283       88,943,014     158,185,880      2,119,696,021
                                              --------------    -------------    ------------     --------------
Liabilities
   Due to Bankers Trust                              708,486           13,698          25,423            381,261
   Payable for Securities Purchased               45,051,382        3,303,326       7,264,505                 --
   Accrued Expenses and Other                         44,440           14,995          17,190             14,823
                                              --------------    -------------    ------------     --------------
Total Liabilities                                 45,804,308        3,332,019       7,307,118            396,084
                                              --------------    -------------    ------------     --------------
Net Assets                                    $4,039,724,975    $  85,610,995    $150,878,762     $2,119,299,937
                                              ==============    =============    ============     ==============
Composition of Net Assets
   Paid-in Capital                             $4,039,724,975   $  85,610,995    $150,878,762     $2,119,299,937
                                              --------------    -------------    ------------     --------------
Net Assets, December 31, 1997                  $4,039,724,975   $  85,610,995    $150,878,762     $2,119,299,937
                                              ==============    =============    ============     ==============
----------
* The Treasury Money Portfolio includes repurchase agreements amounting to
  $1,683,264,561

Statements of Operations For the year ended December 31, 1997

                                                    Cash            NY Tax          Tax Free        Treasury
                                                 Management       Free Money          Money           Money
Investment Income                             --------------    -------------    ------------     --------------
   Interest                                    $ 244,875,536    $   3,358,488    $  4,996,774     $  112,303,220
                                              --------------    -------------    ------------     --------------
Expenses
   Advisory Fees                                   6,544,181          141,157         205,614          3,067,422
   Administration and Services Fees                2,181,394           47,052          68,538          1,022,474
   Professional Fees                                  31,250           24,800          26,100             28,450
   Trustees Fees                                       2,100            2,075           2,100              2,075
   Miscellaneous                                      34,622            2,430           2,623             30,088
                                              --------------    -------------    ------------     --------------
   Total Expenses                                  8,793,547          217,514         304,975          4,150,509
   Less:  Expenses Absorbed by Bankers Trust        (940,530)         (29,305)        (30,823)           (60,612)
                                              --------------    -------------    ------------     --------------
      Net Expenses                                 7,853,017          188,209         274,152          4,089,897
                                              --------------    -------------    ------------     --------------
Net Investment Income                            237,022,519        3,170,279       4,722,622        108,213,323
Realized Gain (Loss) from Investment Transactions    (41,207)         (1,774)          (5,713)             7,627
                                              --------------    -------------    ------------     --------------

Net Increase in Net Assets from Operations     $ 236,981,312    $   3,168,505    $  4,716,909     $  108,220,950
                                              ==============    =============    ============     ==============

                  See Notes to Financial Statements on Page 29

BT Portfolios

Statements of Changes in Net Assets

                                                        Cash Management                      NY Tax Free Money
                                              ------------------------------------  ------------------------------------
                                                   For the            For the            For the            For the
                                                  year ended        year ended         year ended         year ended
                                              December 31, 1997  December 31, 1996  December 31, 1997  December 31, 1996
                                              -----------------  -----------------  -----------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                      $  237,022,519     $  173,497,388     $    3,170,279     $    2,748,049
   Net Realized Gain (Loss) from Investment
     Transactions                                    (41,207)           102,443             (1,774)            (2,716)
                                              --------------     --------------     --------------     --------------
Net Increase in Net Assets from Operations       236,981,312        173,599,831          3,168,505          2,745,333
                                              --------------     --------------     --------------     --------------
Capital Transactions
   Proceeds from Capital Invested             25,687,643,529     20,303,004,962        228,224,582        248,919,074
   Value of Capital Withdrawn                (25,146,809,558)   (19,831,740,806)      (221,814,747)      (246,564,588)
                                              --------------     --------------     --------------     --------------
Net Increase in Net Assets from
  Capital Transactions                           540,833,971        471,264,156          6,409,835          2,354,486
                                              --------------     --------------     --------------     --------------
Contributions of Capital
   Proceeds Contributed                                   --          1,113,488                 --                 --
                                              --------------     --------------     --------------     --------------
Total Increase in Net Assets                     777,815,283        645,977,475          9,578,340          5,099,819
Net Assets
Beginning of Year                              3,261,909,692      2,615,932,217         76,032,655         70,932,836
                                              --------------     --------------     --------------     --------------
End of Year                                   $4,039,724,975     $3,261,909,692     $   85,810,995     $   76,032,655
                                              ==============     ==============     ==============     ==============

                                                        Tax Free Money                        Treasury Money
                                              ------------------------------------  ------------------------------------
                                                   For the            For the            For the            For the
                                                  year ended        year ended         year ended         year ended
                                              December 31, 1997  December 31, 1996  December 31, 1997  December 31, 1996
                                              -----------------  -----------------  -----------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                      $    4,722,622     $    4,174,096      $ 108,213,323      $  95,531,341
   Net Realized Gain (Loss) from Investment
     Transactions                                     (5,713)            (8,495)             7,627            217,057
                                              --------------     --------------     --------------     --------------
Net Increase in Net Assets from Operations         4,716,909          4,165,601        108,220,950         95,748,398
                                              --------------     --------------     --------------     --------------
Capital Transactions
   Proceeds from Capital Invested                355,608,821        336,717,831     12,977,569,030     13,280,023,129
   Value of Capital Withdrawn                   (327,160,734)      (342,872,465)   (12,946,202,889)   (13,337,140,277)
                                              --------------     --------------     --------------     --------------
Net Increase (Decrease) in Net Assets from
  Capital Transactions                            28,448,087         (6,154,634)        31,366,141        (57,117,148)
                                              --------------     --------------     --------------     --------------
Total Increase (Decrease) in Net Assets           33,164,996         (1,989,033)       139,587,091         38,631,250
Net Assets
Beginning of Year                                117,713,766        119,702,799      1,979,712,846      1,941,081,596
                                              --------------     --------------     --------------     --------------
End of Year                                   $  150,878,762     $  117,713,766     $2,119,299,937     $1,979,712,846
                                              ==============     ==============     ==============     ==============

                  See Notes to Financial Statements on Page 29

BT Portfolios

Financial Highlights

Contained below are selected ratios and supplemental data for each of the years indicated for each of the Portfolios.

                                                                          Cash Management
                                                   ------------------------------------------------------------
                                                                 For the years ended December 31,
                                                   ------------------------------------------------------------
                                                     1997         1996         1995         1994         1993
                                                   --------     --------     --------     --------     --------
Supplemental Data and Ratios:
Net Assets, End of Year (000s omitted)           $4,039,725   $3,261,910   $2,615,932   $2,735,025   $1,930,075
   Ratios to Average Net Assets:
   Net Investment Income                              5.43%        5.27%        5.77%        4.24%        3.06%
   Expenses                                           0.18%        0.18%        0.18%        0.18%        0.20%
   Decrease Reflected in Above Expense Ratio Due to
     Absorption of Expenses by Bankers Trust          0.02%        0.02%        0.02%        0.02%        0.00%+

                                                                         NY Tax Free Money
                                                   ------------------------------------------------------------
                                                                 For the years ended December 31,
                                                   ------------------------------------------------------------
                                                     1997         1996         1995         1994         1993
                                                   --------     --------     --------     --------     --------
Supplemental Data and Ratios:
Net Assets, End of Year (000s omitted)           $   85,611   $   76,033   $   70,933   $   79,334   $  104,188
   Ratios to Average Net Assets:
   Net Investment Income                              3.37%        3.18%        3.62%        2.60%        2.21%
   Expenses                                           0.20%        0.20%        0.20%        0.20%        0.20%
   Decrease Reflected in Above Expense Ratio Due to
     Absorption of Expenses by Bankers Trust          0.03%        0.05%        0.04%        0.03%        0.03%

                                                                          Tax Free Money
                                                   ------------------------------------------------------------
                                                                 For the years ended December 31,
                                                   ------------------------------------------------------------
                                                     1997         1996         1995         1994         1993
                                                   --------     --------     --------     --------     --------
Supplemental Data and Ratios:
Net Assets, End of Year (000s omitted)           $  150,879   $  117,714   $  119,703   $  110,408   $  111,604
   Ratios to Average Net Assets:
   Net Investment Income                              3.45%        3.34%        3.82%        2.76%        2.50%
   Expenses                                           0.20%        0.20%        0.20%        0.20%        0.20%
   Decrease Reflected in Above Expense Ratio Due to
     Absorption of Expenses by Bankers Trust          0.02%        0.04%        0.03%        0.03%        0.02%

                                                                          Treasury Money
                                                   ------------------------------------------------------------
                                                                 For the years ended December 31,
                                                   ------------------------------------------------------------
                                                     1997         1996         1995         1994         1993
                                                   --------     --------     --------     --------     --------
Supplemental Data and Ratios:
Net Assets, End of Year (000s omitted)           $2,119,300   $1,979,713   $1,941,082   $  882,775   $  789,479
   Ratios to Average Net Assets:
   Net Investment Income                              5.29%        5.14%        5.58%        3.93%        2.93%
   Expenses                                           0.20%        0.20%        0.20%        0.20%        0.20%
   Decrease Reflected in Above Expense Ratio Due to
     Absorption of Expenses by Bankers Trust          0.00%+       0.00%+       0.01%        0.01%        0.01%

----------
+  Less than 0.01%.

                  See Notes to Financial Statements on Page 29

BT Portfolios

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies
A.  Organization
Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio (each a "Portfolio", and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment companies. The following portfolios were organized as an unincorporated trust under the laws of New York and commenced operations as follows:

                         Organization         Commencement
Portfolio                    Date             of Operations
--------------         --------------      -----------------
Cash Management        March 26, 1990          July 23, 1990
NY Tax Free Money      March 26, 1990      February 19, 1991
Tax Free Money         March 26, 1990      February 19, 1991
Treasury Money         March 26, 1990          July 23, 1990

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolios.

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance to Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of each Portfolio's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolios are allocated pro rata among the investors in the respective Portfolios at the time of such determination.

D.  Repurchase Agreements
Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolios' Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
Each Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the respective Portfolios for the year ended December 31, 1997:

Portfolio                 Annual Rate   Aggregated Fees
----------                -----------   ---------------
Cash Management           0.05 of 1%      $2,181,394
NY Tax Free Money         0.05 of 1%          47,052
Tax Free Money            0.05 of 1%          68,538
Treasury Money            0.05 of 1%       1,022,474

Each Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the respective Portfolios for the year ended December 31, 1997:

Portfolio                 Annual Rate   Aggregated Fees
----------                -----------   ---------------
Cash Management           0.15 of 1%      $6,544,181
NY Tax Free Money         0.15 of 1%         141,157
Tax Free Money            0.15 of 1%         205,614
Treasury Money            0.15 of 1%       3,067,422

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses based upon an annual rate of the average daily net assets of the Portfolio. For the year ended December 31, 1997, the annual rates and expense reductions for the respective Portfolios were as follows:

                                          Waivers and
                                         Reimbursement
Portfolio                 Annual Rate       Amount
----------                -----------   ---------------
Cash Management           0.18 of 1%      $  940,530
NY Tax Free Money         0.20 of 1%          29,305
Tax Free Money            0.20 of 1%          30,823
Treasury Money            0.20 of 1%          60,612

BT Portfolios

Certain officers of the Portfolios are also directors, officers and/or employees of Edgewood Services, Inc., distributor of the BT Investment Funds. None of the officers so affiliated received compensation for services as officers of the Portfolios.

In 1994, the Cash Management Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994 reflects the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses in prior years.

BT Portfolios

Report of Independent Accountants

To Trustees and Holders of Beneficial Interest of BT Portfolios:

We have audited the accompanying statements of assets and liabilities, including the schedule of portfolio investments, of the Cash Management, NY Tax Free Money, Tax Free Money and Treasury Money Portfolios (the "Portfolios") as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management, NY Tax Free Money, Tax Free Money, and Treasury Money Portfolios, as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                    Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 18, 1998

BT INVESTMENT FUNDS
CASH MANAGEMENT FUND
NY TAX FREE MONEY FUND
TAX FREE MONEY FUND
TREASURY MONEY FUND

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022


              ----------------------------------------------------

              For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at
              (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.

              ----------------------------------------------------



                                          Cash Management Fund Cusip #055922108
                                        NY Tax Free Money Fund Cusip #055922207
                                           Tax Free Money Fund Cusip #055922306
                                                Treasury Money Cusip #055922405
                                                              COMBMON200 (2/98)